UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

VAN ECK FUNDS
(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2006

 ITEM 1. Schedule of Investments.
Emerging Markets Fund
Schedule of Portfolio Investments
September 30, 2006

Country	No. of Shares	Securities		Value
Common Stocks:
Argentina 1.5%
	62,000	Inversiones y Representaciones S.A. (GDR) †		$ 784,920
Brazil 5.0%
	142,253	Investimentos Itau S.A.		585,551
	25,000	Petroleo Brasileiro S.A. (ADR)		2,095,750
				2,681,301
China 2.7%
	3,142,000	Norstar Founders Group Ltd. #		1,043,719
	601,000	Shui On Land Ltd. †		416,538
				1,460,257
Hong Kong 8.7%
	600,000	Chen Hsong Holdings #		328,892
	747,000	CNOOC Ltd. #		621,919
	285,000	Kingboard Chemical Holdings Ltd. #		1,024,667
	341,000	Lifestyle International Holdings Ltd. #		673,859
	162,000	PYI Corp.		59,055
	750,000	Singamas Container Holdings Ltd. #		394,085
	467,000	Techtronic Industries Co. #		688,584
	1,500,000	Tian An China Investment † #		850,143
				4,641,204
India 6.4%
	52,000	Automotive Axles Ltd. #		615,132
	67,000	Bharti Airtel Ltd. † #		725,092
	50,000	Goetze India Ltd. † #		377,952
	75,000	Jain Irrigation Systems Ltd. #		449,392
	50,000	Tata Tea Ltd. #		814,877
	350,000	Triveni Engineering & Industries Ltd.		540,719
				3,523,163
Indonesia 2.7%
	1,898,000	Berlian Laju Tanker Tbk PT #		436,484
	2,750,000	Mitra Adiperkasa Tbk PT #		297,699
	550,000	Perusahaan Gas Negara PT #		718,256
				1,452,440

Israel 0.4%
	14,100	Retalix Ltd. †		256,620
Malaysia 3.4%
	300,000	CB Industrial Product Holding		261,931
	1,030,000	Dreamgate Corp. BHD #		393,898
	300,000	Green Packet BHD. #		317,036
	514,350	KNM Group BHD #		843,272
	54,660	Multi-Purpose Holdings BHD Rights
		(MYR 1.00, expiring 2/26/09) †		2,816
				1,818,953
Mexico 5.1%
	14,500	America Movil S.A. de C.V. (ADR)		570,865
	150,000	Corporacion GEO S.A. de C.V. (Series B) †		631,026
	6,000	Fomento Economico Mexico S.A. (ADR)		581,640
	385,000	Promotora Ambiental S.A. de C.V. †		460,501
	150,000	Urbi Desarrollos Urbanos S.A. de C.V. †		422,276
				2,666,308
Panama 1.9%
	30,000	Copa Holdings S.A. (ADR)		1,029,900
Russia 5.7%
	18,000	LUKOIL ( ADR)		1,371,600
	17,500	OAO Gazprom (ADR) #		759,859
	74,000	TNK-BP Holding (USD)		179,080
	3,000	Vismpo-Avisma Corp. (USD) † #		740,774
				3,051,313
Singapore 3.6%
	1,100,000	Citiraya Industries Ltd. † #		-
	485,000	Datacraft Asia Ltd. †		485,000
	930,000	First Engineering Ltd. #		470,516
	841,000	Goodpack Ltd. † #		909,560
	81,250	Goodpack Ltd. Warrants
		(SGD 1.00, expiring 4/13/07) †		31,206
				1,896,282
South Africa 7.1%
	54,000	Bidvest Group Ltd. #		781,696
	56,997	City Lodge Hotels Ltd. #		387,804
	429,600	FirstRand Ltd. #		974,326
	40,000	Naspers Ltd. #		614,342
	100,000	Spar Group Ltd. #		466,178
	46,310	Sun International Ltd. #		585,313
				3,809,659
South Korea 20.9%
	31,500	Core Logic, Inc. #		1,020,476
	62,018	From30 Co. Ltd. † #		408,529
	83,160	Hyunjin Materials Co. Ltd. † #		1,445,940
	20,000	Kookmin Bank #		1,566,321
	20,000	LS Industrial Systems Co. Ltd. #		735,567
	100,000	Meritz Fire & Marine Insurance Co. Ltd. #		657,064
	2,076	Samsung Electronics Co. Ltd. #		1,455,418
	66,000	SFA Engineering Corp. #		2,141,766
	31,980	Taewoong Co. Ltd. #		757,596
	115,000	Won Ik Quartz Corp. #		597,558
	70,000	YNK KOREA, Inc. † #		403,379
				11,189,614
Taiwan 13.0%
	306,723	Advantech Co. Ltd. #		884,024
	275,000	Awea Mechantronic Co. Ltd. #		475,262
	71,249	Catcher Technology Co. Ltd. #		611,305
	1,657,500	Formosa Taffeta Co. Ltd. #		870,573
	527,822	Gemtek Technology Corp. #		870,762
	168,000	Hola Home Furnishings Co., Ltd.		162,175
	125,000	Holtek Semiconductor #		215,278
	38,956	Novatek Microelectronics Corp. Ltd. #		183,651
	200,000	Powertech Technology #		561,705
	1,323,000	XAC Automation Corp. #		1,255,855
	762,750	Zyxel Communications Corp. #		994,253
				7,084,843
Thailand 2.9%
	140,000	Banpu PCL #		543,649
	1,878,240	Minor International PCL		477,497
	387,824	Minor International PCL Warrants
		(THB 6.00, expiring 3/29/08) †		48,626
	6,000,000	TMB Bank PCL † #		485,171
				1,554,944
Turkey 2.0%
	149,999	Enka Insaat ve Sanayi A.S. #		1,096,169
Total Common Stocks 93.0%
(Cost: $39,825,706)				49,997,890

Preferred Stocks:
Brazil 3.8%
	53,494	Cia Vale do Rio Doce		989,035
	145,000	Randon Participacoes S.A.		482,155
	64,100	Saraiva S.A. Livreiros Editores		554,238
				2,025,428
Total Preferred Stocks 3.8%
(Cost: $1,228,688)				2,025,428
Short-Term Obligations 1.2%		Date of Maturity	Interest Rate
Repurchase Agreement: Purchased on 9/29/06; Maturity value $635,228 (with State Street Bank & Trust Co., collateralized by $650,000 Federal National Mortgage Association 4.25% due 05/15/09 with a value of $650,025)(Cost: $635,000)		10/2/06	4.30%	635,000

Total Investments 98.0%
(Cost: $41,689,394)				52,658,318
Other assets less liabilities 2.0%				1,075,766
Net Assets 100.0%				$53,734,084

Glossary:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
MYR - Malaysian Ringgit
SGD - Singapore Dollar
THB - Thai Baht
USD - United States Dollar

† - Non-income producing
# - Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $38,542,597, which represented 71.7% of net assets.

Summary of Investments by Sector	% of Net Assets
Basic Materials	3.7%
Communications	9.5%
Consumer, Cyclical	15.8%
Consumer, Non-cyclical	3.5%
Diversified	2.5%
Energy	10.4%
Financial	11.8%
Industrial	30.2%
Technology	8.1%
Utilities	1.3%
Short-Term Obligations	1.2%
Other Assets Less Liabilities	2.0%
100.0%

Security Valuation—Securities traded on national or foreign exchanges are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Portfolio Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value of these securities.

Global Hard Assets Fund
Schedule of Portfolio Investments
September 30, 2006

Country	No. of Shares	Securities		Value
Common Stocks:
Argentina 0.5%
	318,000	Trefoil Ltd. (NOK) †		$ 2,221,800
Australia 3.2%
	26,846	BHP Billiton Ltd. #		508,907
	587,462	BHP Billiton PLC (GBP) #		10,122,642
	965,000	Iluka Resources Ltd. #		5,104,270
	980,000	Lihir Gold Ltd. † #		2,063,756
	329,215	Newcrest Mining Ltd. #		5,501,280
	542,500	Oil Search Ltd. #		1,369,293
				24,670,148
Austria 0.6%
	50,000	OMV AG #		2,592,753
Brazil 2.5%
	360,400	Cia Vale do Rio Doce (ADR)		7,770,224
	43,500	Petroleo Brasileiro S.A. (ADR)		3,646,605
				11,416,829
Canada 16.4%
	191,000	Agnico-Eagle Mines Ltd. (USD)		5,945,830
	20,000	Agnico-Eagle Mines Ltd. (USD) Warrants
		($19.00, expiring 11/07/07) †		293,200
	167,500	Alcan, Inc. (USD)		6,678,225
	205,000	Bema Gold Corp. †		902,349
	123,700	Bema Gold Corp. † R		544,490
	707,700	Brazilian Resources, Inc. † #		69,140
	27,000	Brookfield Properties Corp.		950,043
	100,000	Cumberland Resources Ltd. †		527,846
	37,000	First Capital Realty, Inc.		852,382
	51,300	First Quantum Minerals Ltd.		2,397,595
	30,000	FNX Mining Co., Inc. † R		335,495
	71,000	Gammon Lake Resources, Inc. †		809,886
	467,000	Killam Properties, Inc. † R		1,011,085
	758,700	Kinross Gold Corp. (USD) †		9,498,924
	575,000	Miramar Mining Corp. †		2,381,794
	360,000	Northern Orion Resources, Inc. † R		1,417,133
	301,500	Northern Orion Resources, Inc. Warrants
		(CAD 2.00, expiring 5/29/08) † R		706,714
	7,800	NQL Energy Services, Inc. (Class A) † R		46,406
	72,500	Parkbridge Lifestyles Communities, Inc. †		350,257
	58,800	Penn West Energy Trust		2,151,572
	52,200	Petro-Canada (USD)		2,105,226
	12,150	Petrolifera Petroleum Ltd. †		227,184
	378,000	Petrolifera Petroleum Ltd. † R		7,067,949
	40,500	Petrolifera Petroleum Ltd. Warrants
		(CAD 1.50, expiring 10/18/06) † # R		702,930
	148,500	Petrolifera Petroleum Ltd. Warrants
		(CAD 3.00, expiring 5/8/07) † R		2,396,726
	222,000	Silver Wheaton Corp. †		2,083,453
	11,400	Suncor Energy, Inc.		817,863
	42,600	Suncor Energy, Inc. (USD)		3,069,330
	516,000	Talisman Energy, Inc.		8,420,344
	58,500	Talisman Energy, Inc. (USD)		958,230
	105,000	Teck Cominco Ltd.		6,575,710
	123,600	Timberwest Forest Corp.		1,573,543
	59,000	Timberwest Forest Corp. R		751,125
	69,200	Trican Well Service Ltd.		1,165,767
				75,785,746
Finland 0.2%
	67,500	Stora Enso Oyj (R Shares) #		1,020,991
Hong Kong 0.1%
	44,400	Sun Hung Kai Properties Ltd. #		484,165
Indonesia 0.0%
	100,000	Medco Energi Internasional Tbk PT #		37,609
Netherlands 1.9%
	251,500	Mittal Steel Co. N.V. (USD)		8,737,110
Norway 2.0%
	562,500	SeaDrill Ltd. † #		7,430,716
	106,500	Sinvest ASA † #		1,877,102
				9,307,818
South Africa 2.6%
	45,000	Gold Fields Ltd. #		796,183
	633,600	Gold Fields Ltd. (ADR)		11,303,424
				12,099,607
United Kingdom 6.5%
	508,000	Randgold Resources Ltd. (ADR) †		10,342,880
	232,000	Xstrata PLC #		9,578,023
				19,920,903
United States 53.7%
	794,800	AK Steel Holding Corp. †		9,648,872
	433,200	Alpha Natural Resources, Inc. †		6,827,232
	77,700	American Commercial Lines, Inc. †		4,619,265
	47,800	Apache Corp.		3,020,960
	108,000	Ashland, Inc.		6,888,240
	108,700	Aventine Renewable Energy Holdings, Inc † R		2,325,093
	438,300	Bois d' Arc Energy, Inc †		6,705,990
	152,300	Bunge Ltd.		8,825,785
	243,100	Celanese Corp.		4,351,490
	170,200	CF Industries Holdings, Inc.		2,905,314
	28,400	Chevron Corp.		1,842,024
	52,000	Chicago Bridge & Iron Co. N.V.		1,251,120
	110,400	Complete Production Services, Inc. †		2,179,296
	176,500	ConocoPhillips		10,507,045
	446,600	Delta Petroleum Corp. †		10,057,432
	156,000	Dominion Resources, Inc.		11,932,440
	369,000	Ellora Oil & Gas, Inc. † # R		4,168,814
	58,100	Exxon Mobil Corp.		3,898,510
	155,100	FMC Technologies, Inc. †		8,328,870
	190,000	Foundation Coal Holdings, Inc.		6,150,300
	207,900	Glamis Gold Ltd. †		8,197,497
	186,900	GlobalSantaFe Corp.		9,343,131
	306,400	Halliburton Co.		8,717,080
	110,400	McDermott International, Inc. †		4,614,720
	169,400	Mercer International, Inc. †		1,599,136
	80,958	National Oilwell Varco, Inc. †		4,740,091
	247,000	Newfield Exploration Co. †		9,519,380
	76,500	Norfolk Southern Corp.		3,369,825
	108,500	NRG Energy, Inc. †		4,915,050
	28,600	Oil States International, Inc. †		786,500
	222,000	PowerShares Global Water Portfolio ETF		3,754,020
	95,900	Quicksilver Resources, Inc. †		3,059,210
	112,900	Range Resources Corp.		2,849,596
	99,300	Schlumberger Ltd.		6,159,579
	113,800	Smithfield Foods, Inc. †		3,074,876
	450,900	Southwestern Energy Co. †		13,468,383
	143,500	Sunoco, Inc.		8,924,265
	65,500	Temple-Inland, Inc.		2,626,550
	104,900	Teton Energy Corp. †		508,765
	220,000	Transocean, Inc. †		16,110,600
	50,800	Weyerhaeuser Co.		3,125,724
	262,200	XTO Energy, Inc.		11,046,486
				246,944,556
Total Common Stocks 90.2%
(Cost: $332,821,578)				415,240,035

Preferred Stocks:
Russia 0.2%
	7,800	Surgutneftegaz OJSC (ADR)		678,600

Total Preferred Stocks 0.2%
(Cost: $26,130)				678,600
Short-Term Obligations 8.4%		Date of Maturity	Interest Rate
Repurchase Agreement: Purchased on 09/29/2006; Maturity value $38,412,760 (with State Street Bank & Trust Co., collateralized by $39,170,000 Federal National Mortgage Association 4.25% due 5/15/09 with a value of $39,171,488) (Cost: $38,399,000)		10/2/06	4.30%	38,399,000

Total Investments 98.8%
(Cost: $371,246,708)				454,317,636
Other assets less liabilities (1.2)%				5,718,126
Net Assets 100.0%				$460,035,762

Glossary:
ADR - American Depository Receipt
CAD - Canadian Dollar
GBP - British Pound
NOK - Norwegian Krone
USD - United States Dollar

† - Non-income producing
# - Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $53,428,574, which represented 11.6% of net assets.

R - All or a portion of this security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities are considered liquid, unless otherwise noted, and the market value amounted to $21,473,960 or 4.7% of total net assets.

Restricted securities held by the Fund are as follows:
Security	Acquisition Date	Acquisition Cost	Value	Value as % of Net Assets
Aventine Renewable Energy Holdings, Inc.	12/12/05	$ 1,413,100	$ 2,325,093	0.5%
Bema Gold Corp.	12/6/02	151,624	544,490	0.1%
Ellora Oil & Gas, Inc.	6/30/06	4,428,000	4,168,814	0.9%
FNX Mining Co., Inc.	6/27/02	98,671	335,495	0.1%
Killam Properties, Inc.	11/11/03	599,288	1,011,085	0.2%
Northern Orion Resources, Inc.	5/16/03	343,486	1,417,133	0.3%
Northern Orion Resources, Inc. Warrants (a)	5/16/03	-	706,714	0.2%
NQL Drilling Tools, Inc.	8/31/99	43,973	46,406	0.0%
Petrolifera Petroleum Ltd.	3/7/05	507,487	7,067,949	1.5%
Petrolifera Petroleum Ltd. Warrants (exp 10/18/06) (a)	11/2/05	-	702,930	0.5%
Petrolifera Petroleum Ltd. Warrants (exp 5/8/07) (a)	11/2/05	-	2,396,726	0.2%
Timberwest Forest Corp.	3/5/04	554,606	751,125	0.2%
			$ 21,473,960	4.7%
(a) - Illiquid security

Summary of Investments by Sector	% of Net Assets
Agriculture	1.9%
Basic Industry	2.2%
Consumer Goods	0.7%
Energy	51.2%
Industrial Metals	15.2%
Paper And Forest	2.3%
Precious Metals	13.3%
Real Estate	0.8%
Transportation	2.0%
Utilities	0.8%
Short-Term Obligations	8.4%
Other assets less liabilities	1.2%
100.0%

Security Valuation—Securities traded on national or foreign exchanges are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Portfolio Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value of these securities.

International Investors Gold Fund
Schedule of Portfolio Investments
September 30, 2006

Country	No. of Shares	Securities		Value
Common Stocks:
Australia 9.6%
	2,865,000	Adamus Resources Ltd. † #		$ 1,429,440
	8,173,788	Lihir Gold Ltd. † #		17,212,961
	1,053,685	Newcrest Mining Ltd. #		17,607,388
	422,000	Sino Gold Ltd. † #		1,317,950
	14,175,000	Tanami Gold NL † #		2,317,807
	49,503	Yilgarn Mining Ltd. † #		5,167
				39,890,713
Canada 60.8%
	79,590	Agnico-Eagle Mines Ltd.		2,464,424
	731,800	Agnico-Eagle Mines Ltd. (USD)		22,780,934
	250,000	Aquiline Resources, Inc. †		977,410
	390,000	Aquiline Resources, Inc. † R		1,524,760
	195,000	Aquiline Resources Inc. Warrants
		(CAD 2.00, expiring 10/12/06) † # R		413,465
	3,150,000	Aurizon Mines Ltd. †		8,369,940
	1,000,000	AXMIN, Inc. † R		832,029
	751,638	Barrick Gold Corp. (USD)		23,090,319
	632,000	Bear Creek Mining Corp. † R		5,654,216
	316,000	Bear Creek Mining Corp. Warrants
		(CAD 4.25, expiring 8/30/07) † # R		1,625,587
	920,000	Bema Gold Corp. †		4,049,564
	920,000	Bema Gold Corp. (USD) †		4,075,600
	500,000	Bema Gold Corp. Warrants
		(CAD 1.90, expiring 10/27/07) †		1,449,340
	618,800	Brazauro Resources Corp †		680,943
	234,000	Centerra Gold, Inc. †		2,334,243
	1,200,000	Claude Resources, Inc. †		1,406,397
	1,100,000	Crystallex International Corp. (USD) †		3,135,000
	1,219,100	Cumberland Resources Ltd. †		6,434,972
	1,800,000	Eldorado Gold Corp. † R		7,810,333
	598,900	European Goldfields Ltd. †		1,950,343
	740,000	Gabriel Resources Ltd. †		3,025,542
	560,000	Gabriel Resources Ltd. † R		2,289,600
	280,000	Gabriel Resources Ltd. Warrants
		(CAD 2.75, expiring 3/31/07) † R		588,683
	947,600	Gammon Lake Resources, Inc. †		10,809,125
	2,271,000	Glencairn Gold Corp. †		1,239,374
	489,000	Goldcorp, Inc.		11,532,132
	155,800	Goldcorp, Inc. (USD)		3,676,880
	17,500	Goldcorp, Inc. Warrants
		(CAD 45.75, expiring 6/9/11) †		275,554
	24,000	Golden Star Resources Ltd. † R		64,845
	350,000	Great Basin Gold Ltd. †		485,350
	300,000	Great Basin Gold Ltd. † R		416,014
	180,000	Greystar Resources Ltd. †		1,658,689
	533,300	High River Gold Mines Ltd. †		1,063,976
	1,388,200	Iamgold Corp.		11,736,515
	550,000	Ivanhoe Mines Ltd. †		3,429,658
	1,870,000	Jinshan Gold Mines, Inc. † R		2,174,905
	935,000	Jinshan Gold Mines Inc. Warrants
		(CAD 1.45, expiring 3/1/08) † # R		251,034
	955,005	Kinross Gold Corp. †		11,953,048
	1,004,490	Kinross Gold Corp. (USD) †		12,576,215
	565,660	Meridian Gold, Inc. †		14,018,145
	500,000	Minefinders Corp. † R		4,567,211
	1,517,300	Miramar Mining Corp. †		6,285,036
	400,000	Miramar Mining Corp. † R		1,656,900
	245,000	New Gold Inc. †		1,709,685
	572,000	Northern Orion Resources, Inc. † R		2,251,666
	536,000	Northern Orion Resources, Inc. Warrants
		(CAD 2.00, expiring 5/29/08) † R		1,256,381
	770,000	Northgate Minerals Corp. †		2,473,093
	500,000	Northgate Minerals Corp. † R		1,605,905
	166,666	Northgate Minerals Corp. Warrants
		(CAD 3.00, expiring 12/28/06) † R		107,358
	2,585,000	Orezone Resources, Inc. †		3,862,178
	686,600	Osisko Exploration Ltd. †		3,562,764
	226,759	PAN American Silver Corp. †		4,408,386
	96,150	PAN American Silver Corp. Warrants
		(CAD 12.00, expiring 2/20/08) †		873,113
	22,230	PAN American Silver Corp. Warrants
		(CAD 12.00, expiring 2/20/08) † R		201,865
	530,000	Platinum Group Metals Ltd. † R		820,309
	265,000	Platinum Group Metals Ltd. Warrants
		(CAD 2.10, expiring 3/31/07) † # R		27,739
	514,500	Premier Gold Mines Ltd. †		409,667
	555,555	Red Back Mining, Inc. †		1,739,604
	503,000	Silver Wheaton Corp. †		4,720,617
	1,257,500	Silver Wheaton Corp. Warrants
		(CAD 4.00, expiring 8/05/09) †		1,642,541
	620,000	Silvercorp Metals, Inc. †		7,077,790
	260,000	Wesdome Gold Mines Ltd. †		407,068
	453,900	Western Goldfields Inc. †		836,992
	735,000	Wolfden Resources Inc. †		920,599
	400,000	Yamana Gold, Inc.		3,685,976
				251,435,546
Peru 1.3%
	202,000	Cia de Minas Buenaventura S.A.
		(Series B) (ADR)		5,454,000
South Africa 5.4%
	100,000	AngloGold Ashanti Ltd. (ADR)		3,774,000
	40,000	Anglo Platinum Ltd. #		4,025,458
	785,162	Gold Fields Ltd. (ADR)		14,007,290
	202,500	Platmin Ltd. (CAD) † R		724,670
				22,531,418
United Kingdom 7.5%
	850,000	Cluff Gold Ltd. † #		1,106,507
	142,000	Lonmin Plc #		6,799,654
	1,125,000	Randgold Resources Ltd. (ADR) †		22,905,000
				30,811,161
United States 11.5%
	6,640,000	Capital Gold Corp. † A		2,025,200
	1,660,000	Capital Gold Corp. Warrants
		(USD 0.30, expiring 8/31/07) † # A R		85,656
	710,300	Glamis Gold Ltd. †		28,007,129
	287,400	Hecla Mining Co. †		1,649,676
	30,000	Metallica Resources, Inc. †		92,700
	1,610,000	Metallica Resources, Inc. (CAD) †		4,897,338
	255,000	Metallica Resources, Inc. Warrants
		(CAD 3.10, expiring 12/11/08) † R		260,076
	180,000	Newmont Mining Corp.		7,695,000
	109,100	Royal Gold, Inc.		2,959,883
				47,672,658
Total Common Stocks 96.1%
(Cost: $174,651,532)				397,795,496

Corporate Notes:
Canada 0.7%	3,280,000	Eurasia Holding AG Convertible Note
		7.00% 9/14/09 R		2,934,467

South Africa 0.7%
	3,000,000	Durban Roodeport Deep Ltd. (USD)
		6.00% 11/12/06 Senior Convertible
		Note (144A) R		2,775,000
Total Corporate Notes 1.4%
(Cost: $5,959,754)				5,709,467

Short-Term Obligations 2.4%		Date of Maturity	Interest Rate
Repurchase Agreement: Purchased on 9/29/06; maturity value $9,720,482 (with State Street Bank & Trust Co., collateralized by $9,915,000 Federal National Mortgage Association 4.25% due 5/15/09 with a value of $9,915,377) (Cost $9,717,000)		10/2/06	4.30%	9,717,000

Total Investments 99.9%
(Cost: $190,328,286)				413,221,963
Other assets less liabilities 0.1%				373,628
Net Assets 100.0%				$413,595,591

Glossary:
ADR - American Depositary Receipt
CAD - Canadian Dollar
USD - United States Dollar

† - Non-income producing
# - Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $54,225,813, which represented 13.1% of net assets.

A - Affiliated Company—The Fund owns more than 5% of the outstanding voting securities of the company (such are defined as “affiliated companies” in the Investment Company Act of 1940).

	Shares	Ending	Market
Security	Acquired	Shares	Value
Capital Gold Corp.	6,640,000	6,640,000	$2,025,200
Capital Gold Inc. Warrants	1,660,000	1,660,000	$85,656

R - Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities are considered liquid, unless otherwise noted, and the market value amounted to $42,920,674, or 10.4% of total net assets.

Restricted securities held by the Fund are as follows:
Security	Acquisition Date	Acquisition Cost	Value	Value as % of Net Assets
Aquiline Resources, Inc.	9/27/05	529,932	1,524,760	0.4%
Aquiline Resources Inc. Warrants (a)	9/27/05	-	413,465	0.1%
AXMIN, Inc.	11/16/01	157,230	832,029	0.2%
Bear Creek Mining Corp.	8/15/05	1,716,196	5,654,216	1.4%
Bear Creek Mining Corp. Warrants (a)	8/15/05	-	1,625,587	0.4%
Capital Gold Corp. Warrants (a)	2/17/06	-	85,656	0.0%
Durban Roodeport Deep Ltd. Note (a)	11/4/02	3,000,000	2,775,000	0.7%
Eldorado Gold Corp.	2/5/02	475,113	7,810,333	1.9%
Eurasia Holdings	8/29/06	2,959,754	2,934,467	0.7%
Gabriel Resources Ltd.	3/17/05	930,608	2,289,600	0.6%
Gabriel Resources Ltd. Warrants (a)	3/17/05	-	588,683	0.1%
Golden Star Resources Ltd.	7/18/02	29,780	64,845	0.0%
Great Basin Gold Ltd.	5/28/02	293,351	416,014	0.1%
Jinshan Gold Mines, Inc.	8/25/06	2,021,657	2,174,905	0.5%
Jinshan Gold Mines, Inc. Warrants (a)	8/25/06	-	251,034	0.1%
Metallica Resources, Inc. Warrants (a)	2/13/04	-	260,076	0.1%
Minefinders Corp.	3/20/02	725,095	4,567,211	1.1%
Miramar Mining Corp.	7/31/00	345,129	1,656,900	0.4%
Northern Orion Resources, Inc.	5/16/03	545,761	2,251,666	0.5%
Northern Orion Resources, Inc. Warrants (a)	5/16/03	-	1,256,381	0.3%
Northgate Minerals Corp.	10/16/02	349,920	1,605,905	0.4%
Northgate Minerals Corp. Warrants (a)	6/7/02	-	107,358	0.0%
PAN American Silver Corp. Warrants (a)	2/7/02	32,187	201,865	0.0%
Platinum Group Metals Ltd.	6/30/06	857,169	820,309	0.2%
Platinum Group Metals Ltd. Warrants (a)	6/30/06	-	27,739	0.0%
Platmin Ltd.	7/28/06	715,676	724,670	0.2%
			$42,920,674	10.4%
(a) - Illiquid security

Summary of Investments by Industry	% of Net Assets

Gold	89.1%
Silver	4.6%
Copper	0.8%
Platinum	3.0%
Short-Term Obligations	2.4%
Other Assets Less Liabilities	0.1%
	100.0%

Security Valuation—Securities traded on national or foreign exchanges are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Portfolio Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value of these securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Van Eck Funds

Date: November 29, 2006

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: November 29, 2006